Share-Based Compensation - Summary of Stock Options Granted to Employees and Directors (Parenthetical) (Detail) (Employee Stock Option [Member], Directors and Employees [Member], 2011 Plan [Member])	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 22, 2013	Dec. 31, 2014	Jul. 01, 2012	May 27, 2013	Jan. 16, 2014
October 22, 2013 [Member] | Options Grant October Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		25% of the awards have vested on July 1, 2014 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2017.
Percentage of awards vesting	25.00%
October 22, 2013 [Member] | Options Grant October Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		25% of the awards have vested on January 1, 2014 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2017.
Percentage of awards vesting	25.00%
July 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		25% of the awards have vested on each of July 1, 2013 and 2014 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2016.
Percentage of awards vesting			25.00%
May 27, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		25% of the awards have vested on January 1, 2014 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2017.
Percentage of awards vesting				25.00%
January 16, 2014 [Member] | Options Grant January Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		25% of the awards have vested on January 16, 2014 and the remainder of the awards will vest on an annual basis each January 16, thereafter, until January 16, 2017.
Percentage of awards vesting					25.00%
January 16, 2014 [Member] | Options Grant January Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		25% of the awards will vest on January 1, 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2018.
Percentage of awards vesting					25.00%